Restricted Investments (Tables)	12 Months Ended
Dec. 31, 2012
Restricted Investments [Abstract]
Restricted investment balance

	2012	2011

	(In thousands)

BOEM platform abandonment (See Note 14)	$61,389	$57,348
BOEM lease bonds	776	776

SPBPC Collateral:
Contractual pipeline and surface facilities abandonment (See Note 14)	1,959	1,595
California State Lands Commission pipeline right-of-way bond	3,000	3,000
City of Long Beach pipeline facility permit	500	500
Federal pipeline right-of-way bond	300	300
Port of Long Beach pipeline license	100	100

Restricted investments	$68,024	$63,619